EMPLOYEE BENEFIT OBLIGATIONS - Life Expectancies for Defined Benefit Pension Plans (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21 years 10 months 24 days	21 years 9 months 18 days
Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 8 months 12 days	23 years 7 months 6 days
Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 6 months	23 years 6 months
Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 3 months 18 days	25 years 2 months 12 days
North America | Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22 years 1 month 6 days
North America | Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 6 months
North America | Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 6 months
North America | Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years 10 months 24 days
United Kingdom | Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21 years 7 months 6 days
United Kingdom | Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 10 months 24 days
United Kingdom | Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 3 months 18 days
United Kingdom | Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 8 months 12 days
Western Continental Europe | Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21 years 3 months 18 days
Western Continental Europe | Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years 3 months 18 days
Western Continental Europe | Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 6 months
Western Continental Europe | Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	26 years 2 months 12 days